Segment Information - Summary of Reportable Operating segments (Including the Company's Associates and Joint Venture) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other [member]
Disclosure of operating segments [line items]
Revenue	$ 264	$ 499
Gold [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	142	263
Silver [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	38	102
Copper [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	80	130
Molybdenum [member] | Other [member]
Disclosure of operating segments [line items]
Revenue	4	4
Operating segments [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	1,400	1,044
Operating segments [member] | Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	609	532
Operating segments [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	569	607
Operating segments [member] | Gold [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	598	552
Operating segments [member] | Gold [member] | Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	552	477
Operating segments [member] | Gold [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	541	582
Operating segments [member] | Silver [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	270	227
Operating segments [member] | Silver [member] | Cerro Negro [member]
Disclosure of operating segments [line items]
Revenue	57	55
Operating segments [member] | Silver [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	27	24
Operating segments [member] | Zinc [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	425	200
Operating segments [member] | Lead [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	98	62
Operating segments [member] | Copper [member] | Penasquito [member]
Disclosure of operating segments [line items]
Revenue	9	3
Operating segments [member] | Copper [member] | Pueblo Viejo [member]
Disclosure of operating segments [line items]
Revenue	$ 1	$ 1